Goodwill (Details) (USD $) In Thousands, unless otherwise specified				6 Months Ended	12 Months Ended							3 Months Ended						9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Sky Growth Merger [Member]	Dec. 31, 2012 Sky Growth Merger [Member]	Sep. 28, 2012 Sky Growth Merger [Member]	Dec. 31, 2011 Anchen Acquisition [Member]	Nov. 17, 2011 Anchen Acquisition [Member]	Feb. 17, 2012 Edict Acquisition [Member]	Dec. 31, 2012 Successor [Member]	Sep. 28, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Sky Growth Merger [Member]	Dec. 31, 2012 Successor [Member] Anchen Acquisition [Member]	Dec. 31, 2012 Successor [Member] Edict Acquisition [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member] Sky Growth Merger [Member]	Dec. 31, 2011 Predecessor [Member] Sky Growth Merger [Member]	Sep. 28, 2012 Predecessor [Member] Anchen Acquisition [Member]	Dec. 31, 2011 Predecessor [Member] Anchen Acquisition [Member]	Sep. 28, 2012 Predecessor [Member] Edict Acquisition [Member]	Dec. 31, 2011 Predecessor [Member] Edict Acquisition [Member]
Goodwill [Roll Forward]
Balance at beginning of period	$ 850,652	$ 850,652	$ 0	$ 850,652		$ 850,652	$ 219,703	$ 219,703	$ 29,905	$ 850,652	$ 0				$ 313,337	$ 283,432	$ 63,729
Additions				0	850,652							850,652	0	0				0	0	0	219,703	29,905	0
Balance at end of period	$ 850,652	$ 850,652	$ 0		$ 850,652	$ 850,652	$ 219,703	$ 219,703	$ 29,905	$ 850,652	$ 0				$ 313,337	$ 283,432	$ 63,729